CONSECO FUND GROUP

            CONSECO LARGE-CAP FUND/CONSECO SCIENCE & TECHNOLOGY FUND

                        SUPPLEMENT DATED JANUARY 18, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 27, 2000

                                                                January 18, 2001


THE SECTION CAPTIONED "SECURITIES TRANSACTIONS" ON PAGE 24 OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS REPLACED IN ITS ENTIRETY AS FOLLOWS:

SECURITIES TRANSACTIONS

    The Adviser/Sub-advisers (the "Advisers") are responsible for decisions to buy and sell securities for these Funds, broker-dealer selection, and negotiation of brokerage commission rates. The primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of a Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by a Fund. In certain instances, purchases of underwritten issues may be at prices which include underwriting fees.

    In selecting a broker-dealer to execute a particular transaction, the Advisers will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to these Funds and/or other accounts over which the Advisers exercise investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

    Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Advisers may select brokers who provide research or other services or who sell shares of the Funds to effect portfolio transactions. The Advisers may also select an affiliated broker to execute transactions for the Funds, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

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

    The Advisers shall not be deemed to have acted unlawfully, or to have breached any duty created by a Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Advisers' overall responsibilities with respect to the Fund. The Advisers allocate orders placed by them on behalf of these Funds in such amounts and proportions as the Advisers shall determine and the Advisers will report on said allocations regularly to a Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.


     The receipt of research from broker-dealers may be useful to the Advisers in rendering investment management services to these Funds and/or the Advisers' other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out its obligations to these Funds. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Advisers to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

    Orders on behalf of these Funds may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.

    The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

THE SECTION CAPTIONED "MANAGEMENT, THE ADVISER" ON PAGE 25 OF THE SAI IS RETITLED "MANAGEMENT, THE ADVISER AND THE SUB-ADVISERS" AND THE FIRST TWO (2) PARAGRAPHS ARE REPLACED AS FOLLOWS:

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

MANAGEMENT

THE ADVISER

     Conseco Capital Management, Inc. (the "Adviser") provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Funds, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. Each Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Trustees of the Trust.

     On November 30, 2000, the Board of Trustees for Conseco Fund Group terminated the existing Investment Advisory Agreement ("Old Advisory Contract") with Conseco Capital Management, Inc. ("CCM") relating to the funds and approved new interim investment management arrangements that became effective on December 1, 2000.

     These new investment management arrangements for the funds consist of a new Interim Investment Management Contract ("Interim Management Contract") with CCM and Interim Sub-Advisory Contracts with Chicago Equity Partners, LLC and Oak Associates Ltd.

     Under the Interim Management Contract with respect to the Conseco Science & Technology and Large-Cap Funds, CCM's primary management responsibility is to identify appropriate sub-advisers to manage the assets of these funds, to supervise and monitor the abilities and performance of those sub-advisers and make recommendations about the retention or replacement of sub-advisers.

     The Interim Management Contract and the Interim Sub-Advisory Contracts all terminate automatically either (1) 150 days after their effective dates or (2) upon execution of similar contracts in a form approved by fund shareholders.

     The fees payable by each portfolio to CCM under the Interim Management Contract are identical to the fees under the Old Advisory Contract. CCM (not CFG or any of the portfolios) pays Chicago Equity and Oak Associates for their services under the Interim Sub-Advisory Contracts.

     The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as sub-adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates.

     The Investment Advisory Agreements provide that the Advisor shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Trust in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Advisor is not protected against any liability to the Trust or the security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

THE SUB-ADVISERS

     Chicago Equity Partners, LLC ("Chicago Equity"), located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601 is the sub-adviser for the Conseco Large-Cap Fund. Chicago Equity is a leading investment management firm with approximately $8.4 billion in assets under management as of September 30, 2000.

     Oak Associates, Ltd. ("Oak Associates"), located at 3875 Embassy Parkway, Suite 250, Akron, Ohio, 44333 is the sub-adviser for the Conseco Science & Technology Fund. Oak Associates is a leading investment management firm with approximately $31 billion in assets under management as of September 30, 2000.


THE FOLLOWING SENTENCE IS ADDED AS THE THIRD AND FOURTH PARAGRAPHS, RESPECTIVELY, FOLLOWING THE TABLE ENTITLED "NET EXPENSES":

     With respect to Fund transactions, it is the policy of Conseco Capital Management, Inc. ("CCM") and the Advisers/Sub-advisers ("the Advisers") on behalf of their clients, including the Funds, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commission and spreads, and research services, consistent with obtaining best execution.

     In seeking best execution, the Advisers will select brokers/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.


THE FOLLOWING PARAGRAPH IS ADDED FOLLOWING THE "TRUSTEES AND OFFICERS OF THE TRUST" SECTION:

     Effective July 1, 2000, each Trustee who is not an "interested person" of the Fund receives an annual retainer fee of $7,500, a fee of $1,500 for each Board meeting or independent Trustee meeting they attend, and a fee of $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Chairman of the Board receives an additional per meeting fee of $375 for in-person Board meetings. The Fund also reimburses each Trustee who is not an "interested person" of the Fund for travel and out-of-pocket expenses.

                               CONSECO FUND GROUP

         CONSECO 20 FUND                    CONSECO CONVERTIBLE SECURITIES FUND

         CONSECO EQUITY FUND                CONSECO HIGH YIELD FUND

         CONSECO BALANCED FUND              CONSECO FIXED INCOME FUND

                        SUPPLEMENT DATED JANUARY 18, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 13, 2000

                                                                January 18, 2001



THE SECTION CAPTIONED "SECURITIES TRANSACTIONS" ON PAGE 40 OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS REPLACED IN ITS ENTIRETY AS FOLLOWS:

SECURITIES TRANSACTIONS

    The Adviser/Sub-advisers (the "Advisers") are responsible for decisions to buy and sell securities for these Funds, broker-dealer selection, and negotiation of brokerage commission rates. The primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of a Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by a Fund. In certain instances, purchases of underwritten issues may be at prices which include underwriting fees.

    In selecting a broker-dealer to execute a particular transaction, the Advisers will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to these Funds and/or other accounts over which the Advisers exercise investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

    Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Advisers may select brokers who provide research or other services or who sell shares of the Funds to effect portfolio transactions. The Advisers may also select an affiliated broker to execute transactions for the Funds, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

    The Advisers shall not be deemed to have acted unlawfully, or to have breached any duty created by a Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Advisers' overall responsibilities with respect to the Fund. The Advisers allocate orders placed by them on behalf of these Funds in such amounts and proportions as the Advisers shall determine and the Advisers will report on said allocations regularly to a Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

    The receipt of research from broker-dealers may be useful to the Advisers in rendering investment management services to these Funds and/or the Advisers' other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Advisers in carrying out its obligations to these Funds. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Advisers to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

THE SECTION CAPTIONED "MANAGEMENT, THE ADVISER" ON PAGE 42 OF THE SAI IS RETITLED "MANAGEMENT, THE ADVISER AND THE SUB-ADVISERS" AND THE FIRST TWO (2) PARAGRAPHS ARE REPLACED WITH THE FOLLOWING LANGUAGE:

MANAGEMENT

THE ADVISER

    Conseco Capital Management, Inc. (the "Adviser") provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Funds, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. Each Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Trustees of the Trust.

     On November 30, 2000, the Board of Trustees for Conseco Fund Group terminated the existing Investment Advisory Agreement ("Old Advisory Contract") with Conseco Capital Management, Inc. ("CCM") relating to the funds and approved new interim investment management arrangements that became effective on December 1, 2000.

     These new investment management arrangements for the funds consist of a new Interim Investment Management Contract ("Interim Management Contract") with CCM and Interim Sub-Advisory Contracts with Chicago Equity Partners, LLC and Oak Associates Ltd. Under the Interim Management Contract, CCM continues to directly manage the Conseco Fixed Income, Conseco High Yield, and Conseco Convertible Securities Funds and the fixed income segment of the Conseco Balanced Fund.

    Under the Interim Management Contract with respect to the Conseco 20, Conseco Equity and equity segment of the Conseco Balanced Fund, CCM's primary management responsibility is to identify appropriate sub-advisers to manage the assets of these funds, to supervise and monitor the abilities and performance of those sub-advisers and make recommendations about the retention or replacement of sub-advisers.

    The Interim Management Contract and the Interim Sub-Advisory Contracts all terminate automatically either (1) 150 days after their effective dates or (2) upon execution of similar contracts in a form approved by fund shareholders.

    The fees payable by each fund to CCM under the Interim Management Contract are identical to the fees under the Old Advisory Contract. CCM (not CFG or any of the funds) pays Chicago Equity and Oak Associates for their services under the Interim Sub-Advisory Contracts.


    The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates.

     The Investment Advisory Agreements provide that the Advisor shall not be liable for any error in judgment or mistake of the law or for any loss suffered by the Trust in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Advisor. The Agreements provide that the Advisor is not protected against any liability to the Trust or the security holders for which the Advisor shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

THE SUB-ADVISERS

     Chicago Equity Partners, LLC ("Chicago Equity"), located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601 is the sub-adviser for the Conseco Equity Fund and the equity portion of the Conseco Balanced Fund. Chicago Equity is a leading investment management firm with approximately $8.4 billion in assets under management as of September 30, 2000.

     Oak Associates, Ltd. ("Oak Associates"), located at 3875 Embassy Parkway, Suite 250, Akron, Ohio, 44333 is the sub-adviser for the Conseco 20 Fund. Oak Associates is a leading investment management firm with approximately $31 billion in assets under management as of September 30, 2000.


THE FOLLOWING SENTENCE IS ADDED TO PAGE 43 PRECEDING THE TABLE ENTITLED "ADVISORY FEES ACCRUED, AMOUNT REIMBURSED/WAIVED":

    With respect to Fund transactions, it is the policy of Conseco Capital Management, Inc. ("CCM") and the Advisers/Sub-advisers ("the Advisers") on behalf of their clients, including the Funds, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commission and spreads, and research services, consistent with obtaining best execution.

    In seeking best execution, the Advisers will select brokers/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.


THE FOLLOWING PARAGRAPHS ARE ADDED FOLLOWING THE "TRUSTEES AND OFFICERS OF THE TRUST" SECTION:

    Effective July 1, 2000, each Trustee who is not an "interested person" of the Fund receives an annual retainer fee of $7,500, a fee of $1,500 for each Board meeting or independent Trustee meeting they attend, and a fee of $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Chairman of the Board receives an additional per meeting fee of $375 for in-person Board meetings. The Fund also reimburses each Trustee who is not an "interested person" of the Fund for travel and out-of-pocket expenses.

     The Fund does not pay any other remuneration to its officers and Board members, and the Fund does not have a bonus, pension, profit-sharing or retirement plan.